Payments, by Project - Newmont Corporation [Member] - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 2,412,714,000	$ 644,857,000	$ 35,400,000	$ 11,627,000	$ 43,935,000	$ 1,963,000	$ 3,150,496,000
Cerro Negro [Member]
Total	27,684,000	26,497,000	68,000			1,852,000	56,101,000
Boddington [Member]
Total	108,897,000	57,683,000	5,121,000				171,701,000
Cadia [Member]
Total	2,300,000	72,749,000	6,716,000	460,000	139,000		82,364,000
Tanami [Member]
Total	119,828,000		344,000				120,172,000
Telfer [Member]
Total		3,137,000					3,137,000
Entity Level - Australia [Member]
Total	544,736,000		1,323,000				546,059,000
Brucejack [Member]
Total	10,888,000		647,000	169,000			11,704,000
Coffee [Member]
Total	54,000			109,000			163,000
Eleonore [Member]
Total	25,481,000	147,000	129,000				25,757,000
Musselwhite [Member]
Total	12,283,000	1,295,000		1,000			13,579,000
Porcupine Gold Mines [Member]
Total	20,431,000	8,094,000	35,000		3,770,000		32,330,000
Red Chris [Member]
Total	619,000	6,428,000	1,135,000	93,000			8,275,000
Entity Level - Canada [Member]
Total	12,520,000		135,000				12,655,000
Entity Level - Chile [Member]
Total			920,000				920,000
Ahafo [Member]
Total	433,791,000	260,917,000	6,743,000	17,000	31,193,000		732,661,000
Akyem [Member]
Total	232,912,000	12,567,000	356,000				245,835,000
Entity Level - Ghana [Member]
Total				10,000,000			10,000,000
Marlin [Member]
Total				132,000			132,000
Penasquito [Member]
Total	381,500,000	6,688,000	2,118,000	$ 646,000		$ 111,000	391,063,000
Entity Level - Mexico [Member]
Total	253,000						253,000
Lihir [Member]
Total	157,216,000	47,450,000	356,000		$ 8,833,000		213,855,000
Yanacocha [Member]
Total	261,141,000	93,202,000	6,898,000				361,241,000
Entity Level - Peru [Member]
Total			1,097,000				1,097,000
Merian [Member]
Total	50,180,000	$ 48,003,000					98,183,000
Entity Level - Corporate & Other [Member]
Total	$ 10,000,000		$ 1,259,000				$ 11,259,000